Sarah R. Lord
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 2641
slord@statestreet.com

August 11, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 1, 2016 to the prospectuses for the following funds:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares iBonds Dec 2021 Term Muni Bond ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares MSCI ACWI Low Carbon Target ETF

The purpose of this filing is to submit the 497 dated August 1, 2016 in XBRL. If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord

Sarah Lord

cc: Benjamin Haskin, Esq.